Unaudited interim condensed consolidated statement of cash flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows used in operating activities
Net loss for the period	€ (55,269)	€ (29,466)
Elimination of non-cash or non-operating income and expenses
Depreciation, amortization and provisions	1,138	635
Deferred and current taxes	(35)	(74)
Tax credits	(3,643)	(2,639)
Cost of net debt	1,900	54
Share-based compensation expense	2,046	1,643
Other	18	(3,284)
Exchange (gains) / losses	503
Fair value variation through profit and loss	(1,623)
Cash flows used in operations before tax, interest and changes in working capital	(54,965)	(33,130)
Decrease / (increase) in operating and other receivables	(2,322)	3,894
Increase / (decrease) in operating and other payables	8,147	(2,410)
Decrease / (increase) in inventories	(28)	37
Tax credit received	5,220	3,553
Other	(1,285)	1,835
Tax, interest and changes in operating working capital	9,732	6,910
Net cash used in operating activities	(45,233)	(26,221)
Cash flows used in investing activities
Purchases of property, plant and equipment and intangible assets	(230)	(296)
Disposals of property, plant and equipment and intangible assets	130	24
Decrease / (Increase) in short-term deposit accounts	998
Net change in other non-current financial assets	(8,600)	4
Net cash used in investing activities	(7,702)	(268)
Cash flows used in financing activities
Capital increase	2	8,834
Subscription of borrowings		5,340
Repayment of debt	(1,448)
Repayment of lease liabilities	(707)	(223)
Net cash from (used in) financing activities	(2,153)	13,952
Net increase (decrease) in cash and cash equivalents	(55,087)	(12,537)
Cash and cash equivalents at beginning of period	86,736	86,553
Exchange gains / (losses)	(409)	2,390
Net cash and cash equivalents at the end of period	€ 31,240	€ 76,406